OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other provisions, Current and Non current
Balances	$ 57,412,406	$ 50,070,273	$ 69,107,550
Litigation
Other provisions, Current and Non current
Balances	57,412,406	50,070,273
Tax contingencies
Other provisions, Current and Non current
Balances	28,673,105	25,543,101
Labor contingencies
Other provisions, Current and Non current
Balances	9,502,630	8,688,551
Civil contingencies
Other provisions, Current and Non current
Balances	$ 19,236,671	$ 15,838,621